Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Class A, Class B, Class C, Institutional and Investor Class

Supplement dated January 5, 2010, to the Statement of Additional Information dated March 1, 2009,

as previously supplemented on March 26, 2009, March 31, 2009, April 17, 2009, June 19, 2009,

August 12, 2009, August 17, 2009 and December 2, 2009.

Small Cap Value Fund

Effective January 11, 2010, Class A, Class C, Investor Class and the Institutional Class shares of the Fund will re-open to new investors. Class B shares will remain closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds, subject to the limitations described in the Fund’s Prospectuses.

In the section “Additional Purchases and Redemption Information” beginning on page 35 of the Statement of Additional Information, all references to Class A, Class C, Investor and Institutional Class shares of the Fund as “Closed” are deleted effective upon their re-opening to new investors.

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Class A, Class B, Class C, Investor and Institutional Class

Supplement dated January 5, 2010, to the Prospectuses dated March 1, 2009,

as previously supplemented as the case may be.

This supplement contains important information about the Small Cap Value Fund (“the Fund”).

Effective January 11, 2010, Class A, Class C, Investor Class and Institutional Class shares of the Fund will re-open to new investors. References in the Prospectus to these classes as closed to new investors are deleted effective upon their re-opening.

Class B shares will remain closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds, subject to the limitations described in the Fund’s Prospectuses in the section “How to Exchange Shares.”

SCR010/P201SP2